UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Echo Street Capital Management LLC

Address:    55 Fifth Avenue, 18th Floor
            New York, New York  10003

13F File Number:  028-11835

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       David Elias
Title:      Chief Compliance Officer
Phone:      (212) 647-8126


Signature, Place and Date of Signing:

/s/ David Elias                 New York, New York            May 13, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 16

Form 13F Information Table Value Total: $ 34,506
                                         (thousands)


List of Other Included Managers:   None

                                                   FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN  2        COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                                          VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (X$1000)  PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE      SHARED NONE
--------------                --------------   -----      --------  -------   --- ----   ----------  --------  ----      ------ ----
ABERCROMBIE & FITCH CO        CL A             002896207  1,104        15,095 SH         SOLE        NONE         15,095
AVALONBAY CMNTYS INC          COM              053484101  3,242        33,587 SH         SOLE        NONE         33,587
BRE PROPERTIES INC            NOTE 4.125% 8/1  05564EBH8  2,775     3,000,000 PRN        SOLE        NONE      3,000,000
CISCO SYS INC                 COM              17275R102  2,877       119,430 SH         SOLE        NONE        119,430
FIDELITY NATL INFORMATION SV  COM              31620M106  3,814       100,000 SH         SOLE        NONE        100,000
HILLTOP HOLDINGS INC          COM              432748101    499        47,935 SH         SOLE        NONE         47,935
HOST HOTELS & RESORTS INC     COM              44107P104    716        44,989 SH         SOLE        NONE         44,989
ISHARES TR                    DJ US REAL EST   464287739  4,067        62,471 SH         SOLE        NONE         62,471
MERITAGE HOMES CORP           COM              59001A102  2,125       110,000 SH         SOLE        NONE        110,000
MOBILE MINI INC               COM              60740F105  2,569       135,235 SH         SOLE        NONE        135,235
ORACLE CORP                   COM              68389X105  2,480       126,785 SH         SOLE        NONE        126,785
RYLAND GROUP INC              COM              783764103  2,269        69,000 SH         SOLE        NONE         69,000
SUNRISE SENIOR LIVING INC     COM              86768K106  1,368        61,387 SH         SOLE        NONE         61,387
TD AMERITRADE HLDG CORP       COM              87236Y108  1,809       109,551 SH         SOLE        NONE        109,551
URSTADT BIDDLE PPTYS INS      COM              917286106    162        10,000 SH         SOLE        NONE         10,000
UTI WORLDWIDE INC             ORD              G87210103  2,630       131,000 SH         SOLE        NONE        131,000



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